Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information
Segment Information

6.  Segment Information

The Company operates its business in three segments: Relaxation Salon, Digital Preventative Healthcare, and Luxury Beauty, which are based on the organizational structure and information reviewed by the Company’s Chief Operating Decision Maker, who is the Chief Executive Officer, to evaluate its operating results and allocation of resources.

Information about operating results for each segment for the six months ended June 30, 2025 and 2024 is as follows:

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventative	Luxury	and
	Salon	Healthcare	Beauty	elimination	Consolidated
Six months ended June 30, 2025
Revenues	¥2,902,972	¥71,954	¥268,445	¥—	¥3,243,371
Less: (1)
Cost of revenue	2,591,265	44,525	256,173	—	2,891,963
Gross profit	311,707	27,429	12,272	—	351,408
Less: (1)
Nonmanufacturing payroll expense (2)	118,503	40,431	16,935	188,213	364,082
Professional services expense	25,171	14,866	—	207,075	247,112
Selling expense	52,488	5,155	8,777	26,543	92,963
Depreciation and amortization	189,045	3,915	—	8,055	201,015
Commission fee	19,461	748	41	61,935	82,185
Rent expense	11,112	—	—	35,783	46,895
Recruiting and Training expense	44,740	38	15	23,621	68,414
Impairment loss on long-lived assets	84,589	—	—	—	84,589
Other segment items (3)	48,211	(30,237)	1,815	67,149	86,938
Operating loss	(281,613)	(7,487)	(15,311)	(618,374)	(922,785)

Depreciation and amortization	223,512	16,173	1,257	8,055	248,996
Total assets	5,989,194	530,931	608,916	866,765	7,995,806

Six months ended June 30, 2024
Revenues	¥3,138,956	¥43,694	¥292,631	¥—	¥3,475,281
Less: (1)
Cost of revenue	2,550,751	89,278	258,688	—	2,898,717
Gross profit	588,205	(45,584)	33,943	—	576,564
Less: (1)
Nonmanufacturing payroll expense (2)	138,677	48,616	2,007	157,522	346,822
Professional services expense	19,981	15,506	—	270,775	306,262
Selling expense	54,493	9,355	11,017	20,550	95,415
Depreciation and amortization	128,683	67	13	14,493	143,256
Commission fee	22,469	535	16	25,080	48,100
Rent expense	10,386	―	—	34,602	44,988
Recruiting and Training expense	44,086	465	—	33,279	77,830
Other segment items (3)	47,203	17,623	4,033	81,706	150,564
Operating income (loss)	122,227	(137,751)	16,857	(638,007)	(636,674)

Depreciation and amortization	161,719	15,794	2,761	15,828	196,102
Total assets	4,078,088	316,848	569,167	862,936	5,827,039

(1)

The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2)	The nonmanufacturing payroll expense does not include amounts capitalized on the balance sheet or included within other expense categories.
(3)	Other segment items for each reportable segment includes

Relaxation Salon - Cloud service fee and Travel expenses

Digital Preventative Healthcare - Research and development expenses

Luxury Beauty - Utility expenses

Corporate and elimination - Travel expenses and Taxes and duties

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

Substantially all revenues are from customers operating in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to international operations for the six months ended June 30, 2025 and 2024.